ACQUISITIONS Additional Information (Details) (USD $)	12 Months Ended											12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Merit Acquisition [Member]		Dec. 31, 2011 Seneca Upshur [Domain]	Dec. 31, 2011 2003/2002-D Partnerships [Member]	Dec. 31, 2011 2005 Partnerships [Member]	Dec. 31, 2010 2004 Partnerships [Member]	Dec. 31, 2010 Permian Basin	Dec. 31, 2011 Ownership interest in PDCM [Member] Seneca Upshur [Domain]	Dec. 31, 2012 PDCM [Member] Seneca Upshur [Domain]	Dec. 31, 2010 Michigan Assets Divested [Member]	Jul. 31, 2010 Michigan Assets Divested [Member]	Dec. 01, 2010 2004 Partnerships [Member]	Dec. 31, 2010 Permian Basin	Nov. 30, 2010 Permian Basin	Jul. 31, 2010 Permian Basin	Dec. 31, 2012 Segment, Discontinued Operations [Member]	Dec. 31, 2011 Segment, Discontinued Operations [Member]	Dec. 31, 2010 Segment, Discontinued Operations [Member]
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Acquisition Costs, Cumulative												$ 139,200,000
Aggregate purchase price				304,643,000	[1]	69,618,000	29,960,000	43,015,000	34,768,000	114,273,000	69,618,000				36,500,000		39,400,000
Title defect reimbursements	14,469,000	0	0									28,900,000
Draw on credit facility to purchase Permian Basin assets																		55,700,000
Gain on sale of Michigan assets																19,200,000			19,920,000	3,854,000	0
Michigan Divestiture Tax Liability																7,300,000
Proceeds from Michigan Divestiture													19,300,000
Michigan Assets Deferred Tax Liabilities	$ 112,276,000	$ 191,446,000												$ 6,500,000

[1]	Assets acquired and liabilities assumed in the Merit Acquisition are subject to post-closing adjustments as more detailed analyses are completed and additional information is obtained about the acquired natural gas and crude oil properties.